Consolidated Balance Sheets	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 32,317,587	¥ 222,448,413	¥ 247,667,737
Accounts receivable, net	8,159,178	56,161,255	50,552,034
Receivable due from shareholder	1,452,813	10,000,000	10,000,000
Prepaid expenses and other current assets	1,065,757	7,335,824	8,268,380
Total current assets	42,995,335	295,945,492	316,488,151
Long-term investments	12,914,297	88,891,687	50,685,846
Property and equipment, net	7,535,581	51,868,914	57,229,727
Goodwill	4,725,125	32,523,983	31,011,902
Intangible assets, net	1,645,530	11,326,513	750,895
Restricted cash	4,358,438	30,000,000
Deferred income tax assets	492,323	3,388,760	3,687,804
Other assets	856,400	5,894,767	10,606,805
Total assets	75,523,029	519,840,116	470,461,130
Current liabilities:
Short-term loan	501,170	3,449,650
Accrued expenses and other payables	12,982,166	89,358,847	57,739,627
Deferred revenues	1,485,050	10,221,897	16,612,164
Total current liabilities	14,968,386	103,030,394	74,351,791
Deferred revenues	251,572	1,731,622	1,878,751
Deferred income tax liabilities	3,286,389	22,620,872
Total liabilities	18,506,347	127,382,888	76,230,542
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares, Issued: 46,439,706 and 49,068,082 shares as of March 31, 2016 and 2017, respectively, Outstanding: 45,734,348 and 45,782,724 shares as of March 31, 2016 and 2017, respectively	513,411	3,533,912	3,530,704
Treasury shares-585,358 common shares as of March 31, 2016 and 2017, at cost	(4,029,677)	(27,737,073)	(27,737,073)
Additional paid-in capital	58,494,803	402,631,430	395,876,282
Accumulated other comprehensive loss	(3,642,168)	(25,069,771)	(25,174,129)
Retained earnings	5,523,420	38,018,802	47,734,804
Total shareholders' equity attributable to ATA Inc.	56,859,789	391,377,300	394,230,588
Non-controlling interests	156,893	1,079,928
Total shareholders' equity	57,016,682	392,457,228	394,230,588
Commitments and contingencies
Total liabilities and shareholders' equity	$ 75,523,029	¥ 519,840,116	¥ 470,461,130